Quarterly Holdings Report
for

Fidelity® Series Corporate Bond Fund

November 30, 2020

XBC-QTLY-0121
1.9891233.102

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.4%
	Principal Amount	Value
COMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.:
2.25% 2/1/32	$650,000	$657,683
3.65% 6/1/51	700,000	739,243
3.65% 9/15/59 (a)	223,000	227,198
4.35% 3/1/29	900,000	1,071,094
4.5% 3/9/48	1,155,000	1,407,547
4.9% 6/15/42	250,000	312,719
Level 3 Financing, Inc. 3.4% 3/1/27 (a)	670,000	722,984
Verizon Communications, Inc.:
3.15% 3/22/30	47,000	52,830
4% 3/22/50	500,000	622,842
4.016% 12/3/29	800,000	951,453
		6,765,593
Entertainment - 0.9%
The Walt Disney Co.:
3.8% 3/22/30	600,000	712,695
4.7% 3/23/50	700,000	976,242
4.75% 9/15/44	320,000	433,583
		2,122,520
Interactive Media & Services - 0.1%
Tencent Holdings Ltd. 3.575% 4/11/26 (a)	260,000	287,463
Media - 3.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.05% 3/30/29	900,000	1,089,833
5.75% 4/1/48	100,000	132,430
Comcast Corp.:
4.15% 10/15/28	1,075,000	1,293,573
4.7% 10/15/48	500,000	705,211
4.95% 10/15/58	60,000	91,974
COX Communications, Inc.:
1.8% 10/1/30 (a)	740,000	742,180
3.15% 8/15/24 (a)	100,000	108,134
Discovery Communications LLC:
3.625% 5/15/30	1,083,000	1,234,440
3.95% 3/20/28	600,000	688,402
Fox Corp.:
4.03% 1/25/24	3,000	3,307
4.709% 1/25/29	4,000	4,836
5.476% 1/25/39	504,000	700,857
5.576% 1/25/49	3,000	4,383
Time Warner Cable, Inc.:
5.875% 11/15/40	500,000	647,211
7.3% 7/1/38	500,000	733,495
		8,180,266
Wireless Telecommunication Services - 1.9%
Rogers Communications, Inc. 5% 3/15/44	270,000	366,579
T-Mobile U.S.A., Inc.:
3.5% 4/15/25 (a)	650,000	718,822
3.75% 4/15/27 (a)	950,000	1,075,495
Vodafone Group PLC:
4.375% 5/30/28	700,000	840,601
5.25% 5/30/48	1,000,000	1,360,479
		4,361,976

TOTAL COMMUNICATION SERVICES		21,717,818

CONSUMER DISCRETIONARY - 4.7%
Automobiles - 1.9%
Daimler Finance North America LLC 3.35% 2/22/23 (a)	650,000	687,981
General Motors Co. 5.95% 4/1/49	600,000	809,532
General Motors Financial Co., Inc.:
3.55% 7/8/22	450,000	470,094
4.15% 6/19/23	400,000	430,448
5.2% 3/20/23	152,000	166,713
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (a)	750,000	749,946
3.125% 5/12/23 (a)	200,000	211,287
4.75% 11/13/28 (a)	700,000	853,792
		4,379,793
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.:
3.625% 9/1/49	600,000	703,141
4.875% 12/9/45	470,000	641,941
Starbucks Corp.:
3.55% 8/15/29	250,000	291,487
3.8% 8/15/25	580,000	657,606
4% 11/15/28	100,000	118,367
		2,412,542
Household Durables - 0.4%
D.R. Horton, Inc. 2.5% 10/15/24	829,000	879,836
Multiline Retail - 0.4%
Dollar Tree, Inc.:
4% 5/15/25	500,000	564,154
4.2% 5/15/28	375,000	444,738
		1,008,892
Specialty Retail - 0.9%
Advance Auto Parts, Inc. 1.75% 10/1/27	313,000	315,709
AutoNation, Inc. 4.75% 6/1/30	20,000	24,044
AutoZone, Inc. 3.125% 4/18/24	600,000	646,276
O'Reilly Automotive, Inc.:
3.55% 3/15/26	75,000	84,436
4.2% 4/1/30	800,000	959,806
4.35% 6/1/28	75,000	88,489
		2,118,760

TOTAL CONSUMER DISCRETIONARY		10,799,823

CONSUMER STAPLES - 5.7%
Beverages - 2.1%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	300,000	391,242
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	500,000	625,762
4.5% 6/1/50	325,000	407,005
4.6% 4/15/48	700,000	891,415
4.9% 1/23/31	525,000	670,112
Constellation Brands, Inc. 2.875% 5/1/30	470,000	514,903
Molson Coors Beverage Co. 3% 7/15/26	1,141,000	1,243,903
		4,744,342
Food & Staples Retailing - 0.5%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	138,000	149,645
Costco Wholesale Corp.:
1.375% 6/20/27	114,000	117,065
1.6% 4/20/30	700,000	718,261
1.75% 4/20/32	251,000	260,063
		1,245,034
Food Products - 0.4%
Conagra Brands, Inc. 4.6% 11/1/25	70,000	81,501
Kraft Heinz Foods Co. 3.75% 4/1/30 (a)	740,000	795,660
Smithfield Foods, Inc. 3% 10/15/30 (a)	132,000	137,333
		1,014,494
Tobacco - 2.7%
Altria Group, Inc.:
4.25% 8/9/42	14,000	15,769
4.8% 2/14/29	607,000	726,639
BAT Capital Corp.:
2.259% 3/25/28	525,000	541,343
3.557% 8/15/27	1,800,000	1,999,963
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (a)	500,000	549,626
3.75% 7/21/22 (a)	900,000	936,498
4.25% 7/21/25 (a)	700,000	786,190
Reynolds American, Inc. 4.45% 6/12/25	425,000	485,102
		6,041,130

TOTAL CONSUMER STAPLES		13,045,000

ENERGY - 7.6%
Oil, Gas & Consumable Fuels - 7.6%
Alberta Energy Co. Ltd. 8.125% 9/15/30	409,000	471,250
Boardwalk Pipelines LP 3.375% 2/1/23	100,000	103,016
Canadian Natural Resources Ltd.:
2.95% 7/15/30	472,000	486,963
6.25% 3/15/38	375,000	483,389
Cenovus Energy, Inc. 4.25% 4/15/27	1,100,000	1,172,369
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	485,000	555,691
DCP Midstream Operating LP:
3.875% 3/15/23	500,000	512,500
5.125% 5/15/29	450,000	476,717
Enbridge, Inc. 4.5% 6/10/44	250,000	287,047
Encana Corp. 5.15% 11/15/41	136,000	126,099
Energy Transfer Partners LP:
3.75% 5/15/30	54,000	56,000
4.25% 3/15/23	450,000	473,632
4.95% 6/15/28	650,000	726,807
Enterprise Products Operating LP 5.1% 2/15/45	375,000	479,320
Equinor ASA:
1.75% 1/22/26	61,000	63,771
2.375% 5/22/30	550,000	586,875
Hess Corp. 6% 1/15/40	575,000	690,145
Magellan Midstream Partners LP 3.25% 6/1/30	500,000	551,618
Marathon Petroleum Corp. 4.75% 9/15/44	300,000	334,659
MPLX LP:
1.75% 3/1/26	1,073,000	1,087,200
2.65% 8/15/30	702,000	710,282
Occidental Petroleum Corp.:
2.7% 8/15/22	23,000	22,662
2.9% 8/15/24	83,000	77,398
3.2% 8/15/26	11,000	9,688
4.3% 8/15/39	5,000	4,125
4.4% 8/15/49	5,000	4,063
Petroleos Mexicanos:
6.49% 1/23/27	75,000	75,000
6.875% 8/4/26	75,000	77,625
Phillips 66 Co.:
3.7% 4/6/23	227,000	242,870
4.875% 11/15/44	300,000	378,807
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	97,000	101,328
4.65% 10/15/25	1,119,000	1,224,797
The Williams Companies, Inc.:
3.5% 11/15/30	913,000	1,010,829
4.55% 6/24/24	400,000	449,340
Total Capital International SA 3.127% 5/29/50	800,000	875,707
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30 (a)	25,000	27,510
Valero Energy Corp.:
1.2% 3/15/24	736,000	735,862
2.85% 4/15/25	21,000	22,056
Western Gas Partners LP:
5.05% 2/1/30	670,000	715,590
5.375% 6/1/21	700,000	705,250
		17,195,857
FINANCIALS - 28.5%
Banks - 15.2%
AIB Group PLC:
4.263% 4/10/25 (a)(b)	250,000	272,545
4.75% 10/12/23 (a)	1,000,000	1,099,546
Banco Santander SA 2.749% 12/3/30	1,000,000	1,000,000
Bank Ireland Group PLC 4.5% 11/25/23 (a)	200,000	217,455
Bank of America Corp.:
2.456% 10/22/25 (b)	625,000	663,312
2.676% 6/19/41 (b)	1,030,000	1,075,264
3.004% 12/20/23 (b)	450,000	472,744
3.95% 4/21/25	1,100,000	1,233,590
4.271% 7/23/29 (b)	700,000	831,903
Barclays PLC:
2.645% 6/24/31 (b)	450,000	467,682
3.65% 3/16/25	1,000,000	1,095,213
BNP Paribas SA:
3.052% 1/13/31 (a)(b)	875,000	949,157
4.25% 10/15/24	750,000	843,135
4.625% 3/13/27 (a)	450,000	521,137
BPCE SA:
2.375% 1/14/25 (a)	1,400,000	1,471,121
4.875% 4/1/26 (a)	200,000	233,096
Citigroup, Inc.:
2.876% 7/24/23 (b)	750,000	778,776
4.075% 4/23/29 (b)	1,600,000	1,863,792
4.4% 6/10/25	400,000	458,091
4.45% 9/29/27	1,200,000	1,407,268
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	165,000	172,022
Danske Bank A/S:
1.171% 12/8/23 (a)(b)	1,050,000	1,053,972
3.001% 9/20/22 (a)(b)	540,000	549,185
Discover Bank 2.45% 9/12/24	350,000	369,892
Fifth Third Bancorp:
2.55% 5/5/27	568,000	613,719
8.25% 3/1/38	300,000	506,699
HSBC Holdings PLC:
2.357% 8/18/31 (b)	1,002,000	1,031,124
2.848% 6/4/31 (b)	800,000	853,278
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	104,000	113,147
3.882% 7/24/38 (b)	475,000	576,803
4.203% 7/23/29 (b)	600,000	713,004
Lloyds Banking Group PLC 1.326% 6/15/23 (b)	200,000	202,082
Mitsubishi UFJ Financial Group, Inc. 1.412% 7/17/25	940,000	959,998
Rabobank Nederland:
3.75% 7/21/26	300,000	337,457
4.625% 12/1/23	750,000	835,090
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (b)	228,000	236,291
6% 12/19/23	600,000	681,508
Santander Holdings U.S.A., Inc. 3.45% 6/2/25	800,000	866,250
Societe Generale:
3% 1/22/30 (a)	430,000	454,142
3.875% 3/28/24 (a)	700,000	759,913
Standard Chartered PLC 3.785% 5/21/25 (a)(b)	630,000	681,744
SVB Financial Group 3.125% 6/5/30	170,000	190,734
Truist Bank 3.2% 4/1/24	100,000	108,378
Wells Fargo & Co.:
2.164% 2/11/26 (b)	730,000	764,274
2.393% 6/2/28 (b)	800,000	846,010
4.478% 4/4/31 (b)	1,000,000	1,217,697
5.013% 4/4/51 (b)	700,000	997,162
Zions Bancorp NA 3.25% 10/29/29	850,000	872,956
		34,519,358
Capital Markets - 4.4%
Ares Capital Corp.:
3.25% 7/15/25	575,000	596,287
3.875% 1/15/26	240,000	252,158
4.25% 3/1/25	75,000	79,950
Blackstone Holdings Finance Co. LLC 2.8% 9/30/50 (a)	523,000	535,982
Credit Suisse Group AG:
3.75% 3/26/25	1,150,000	1,276,351
4.194% 4/1/31 (a)(b)	800,000	942,758
Deutsche Bank AG New York Branch:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.000% 2.222% 9/18/24 (b)	1,000,000	1,020,382
4.25% 10/14/21	500,000	513,051
Goldman Sachs Group, Inc. 4.223% 5/1/29 (b)	900,000	1,066,796
Moody's Corp.:
2.55% 8/18/60	255,000	241,744
3.25% 5/20/50	57,000	62,114
Morgan Stanley:
1.794% 2/13/32 (b)	740,000	745,074
4.35% 9/8/26	1,085,000	1,273,512
4.431% 1/23/30 (b)	111,000	135,197
5% 11/24/25	552,000	657,874
UBS Group AG 3.126% 8/13/30 (a)(b)	613,000	684,971
		10,084,201
Consumer Finance - 2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.125% 7/3/23	850,000	901,100
Ally Financial, Inc.:
1.45% 10/2/23	69,000	70,333
4.125% 2/13/22	700,000	729,277
Capital One Financial Corp.:
3.2% 2/5/25	700,000	761,662
3.9% 1/29/24	124,000	135,940
Discover Financial Services:
3.75% 3/4/25	600,000	658,643
4.1% 2/9/27	50,000	56,968
Ford Motor Credit Co. LLC:
3.096% 5/4/23	300,000	301,932
3.813% 10/12/21	500,000	506,063
4.271% 1/9/27	400,000	414,046
5.596% 1/7/22	700,000	720,125
Synchrony Financial:
3.95% 12/1/27	75,000	83,178
4.375% 3/19/24	407,000	447,248
		5,786,515
Diversified Financial Services - 1.8%
Brixmor Operating Partnership LP:
3.85% 2/1/25	100,000	108,261
4.05% 7/1/30	148,000	166,981
DH Europe Finance II SARL:
2.6% 11/15/29	531,000	585,109
3.4% 11/15/49	650,000	774,187
Equitable Holdings, Inc. 4.35% 4/20/28	700,000	827,655
General Electric Capital Corp. 5.875% 1/14/38	475,000	614,243
USAA Capital Corp. 2.125% 5/1/30 (a)	150,000	158,132
Voya Financial, Inc.:
3.125% 7/15/24	75,000	80,897
3.65% 6/15/26	600,000	687,308
		4,002,773
Insurance - 4.6%
AIA Group Ltd.:
3 month U.S. LIBOR + 0.520% 0.7474% 9/20/21 (a)(b)(c)	200,000	199,800
3.2% 9/16/40 (a)	200,000	213,464
3.6% 4/9/29 (a)	700,000	791,769
American International Group, Inc.:
3.4% 6/30/30	700,000	797,933
3.9% 4/1/26	950,000	1,085,601
Brown & Brown, Inc. 2.375% 3/15/31	356,000	371,318
Empower Finance 2020 LP:
1.776% 3/17/31 (a)	324,000	330,359
3.075% 9/17/51 (a)	540,000	603,661
Five Corners Funding Trust II 2.85% 5/15/30 (a)	890,000	979,807
Guardian Life Insurance Co. of America 4.85% 1/24/77 (a)	400,000	527,848
Hartford Financial Services Group, Inc. 4.3% 4/15/43	275,000	340,719
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	11,000	12,142
4.375% 3/15/29	10,000	12,213
4.9% 3/15/49	434,000	638,905
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	350,000	380,756
New York Life Insurance Co. 4.45% 5/15/69 (a)	54,000	72,924
Pacific LifeCorp 3.35% 9/15/50 (a)	700,000	790,296
Principal Financial Group, Inc. 3.7% 5/15/29	96,000	113,075
Reliance Standard Life Global Funding II 2.75% 5/7/25 (a)	478,000	504,163
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	600,000	697,500
Unum Group 4.5% 3/15/25	681,000	758,837
Willis Group North America, Inc. 3.6% 5/15/24	186,000	203,196
		10,426,286

TOTAL FINANCIALS		64,819,133

HEALTH CARE - 9.1%
Biotechnology - 2.1%
AbbVie, Inc.:
2.95% 11/21/26	875,000	967,540
4.5% 5/14/35	300,000	379,312
4.55% 3/15/35	75,000	95,486
4.85% 6/15/44	700,000	928,924
Amgen, Inc. 3.375% 2/21/50	700,000	778,244
Nutrition & Biosciences, Inc.:
1.832% 10/15/27 (a)	525,000	536,277
3.468% 12/1/50 (a)	525,000	573,389
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	400,000	393,261
		4,652,433
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co. 2.823% 5/20/30	750,000	819,486
Boston Scientific Corp. 2.65% 6/1/30	500,000	536,593
		1,356,079
Health Care Providers & Services - 2.8%
Anthem, Inc. 2.25% 5/15/30	700,000	732,831
Centene Corp.:
3% 10/15/30	500,000	526,250
4.25% 12/15/27	125,000	133,046
4.625% 12/15/29	195,000	213,798
4.75% 1/15/25	100,000	103,073
Cigna Corp.:
3.4% 9/17/21	18,000	18,434
3.4% 3/15/50	500,000	564,337
4.125% 11/15/25	4,000	4,602
4.375% 10/15/28	561,000	674,142
4.8% 8/15/38	307,000	400,111
4.9% 12/15/48	7,000	9,644
CVS Health Corp.:
4.78% 3/25/38	600,000	760,463
5.05% 3/25/48	350,000	472,870
HCA Holdings, Inc.:
5.125% 6/15/39	217,000	278,895
5.25% 6/15/49	240,000	316,283
UnitedHealth Group, Inc. 4.75% 7/15/45	350,000	500,480
Universal Health Services, Inc. 2.65% 10/15/30 (a)	691,000	711,851
		6,421,110
Pharmaceuticals - 3.6%
AstraZeneca PLC 6.45% 9/15/37	385,000	602,180
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	1,050,000	1,201,448
Bristol-Myers Squibb Co.:
3.2% 6/15/26	479,000	537,483
3.9% 2/20/28	460,000	544,750
4.125% 6/15/39	138,000	177,668
4.25% 10/26/49	480,000	649,655
4.55% 2/20/48	425,000	595,048
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	100,000	102,510
5.272% 8/28/23 (b)	700,000	760,526
5.9% 8/28/28 (b)	575,000	674,935
Mylan NV:
4.55% 4/15/28	1,004,000	1,190,452
5.25% 6/15/46	300,000	397,338
Perrigo Finance PLC 3.15% 6/15/30	600,000	635,238
Viatris, Inc.:
1.65% 6/22/25 (a)	27,000	27,808
2.7% 6/22/30 (a)	28,000	29,693
4% 6/22/50 (a)	105,000	119,617
		8,246,349

TOTAL HEALTH CARE		20,675,971

INDUSTRIALS - 7.0%
Aerospace & Defense - 1.9%
BAE Systems PLC:
1.9% 2/15/31 (a)	520,000	523,516
3% 9/15/50 (a)	433,000	458,503
Northrop Grumman Corp. 4.03% 10/15/47	375,000	476,561
The Boeing Co.:
2.75% 2/1/26	200,000	204,975
3.75% 2/1/50	500,000	505,799
5.04% 5/1/27	900,000	1,030,863
5.15% 5/1/30	885,000	1,038,913
		4,239,130
Airlines - 1.0%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	206,784	148,698
Delta Air Lines, Inc. 3.4% 4/19/21	500,000	500,625
Southwest Airlines Co.:
5.125% 6/15/27	475,000	552,494
5.25% 5/4/25	680,000	775,387
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	157,738	132,500
United Airlines, Inc. 4.55% 2/25/33	186,274	168,734
		2,278,438
Building Products - 0.4%
Carrier Global Corp. 2.7% 2/15/31 (a)	900,000	960,050
Electrical Equipment - 0.0%
Rockwell Automation, Inc. 3.5% 3/1/29	70,000	81,717
Industrial Conglomerates - 0.6%
General Electric Co.:
3.45% 5/1/27	31,000	34,146
4.35% 5/1/50	391,000	459,017
Roper Technologies, Inc. 2% 6/30/30	835,000	857,945
		1,351,108
Machinery - 1.1%
Caterpillar, Inc. 3.25% 9/19/49	545,000	645,718
Ingersoll-Rand Luxembourg Finance SA:
3.5% 3/21/26	900,000	1,016,996
4.5% 3/21/49	300,000	398,980
Westinghouse Air Brake Co. 3.2% 6/15/25	385,000	412,520
		2,474,214
Professional Services - 0.1%
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	25,000	25,813
Leidos, Inc.:
2.95% 5/15/23 (a)	92,000	96,274
3.625% 5/15/25 (a)	70,000	77,853
		199,940
Road & Rail - 1.3%
Avolon Holdings Funding Ltd. 5.5% 1/15/23 (a)	700,000	730,223
Burlington Northern Santa Fe LLC 4.7% 9/1/45	500,000	710,975
CSX Corp. 4.3% 3/1/48	775,000	1,019,041
Norfolk Southern Corp. 3.155% 5/15/55	516,000	577,064
		3,037,303
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.25% 1/15/23	25,000	25,614
2.3% 2/1/25	850,000	863,859
3.5% 1/15/22	100,000	102,733
4.25% 2/1/24	364,000	391,581
		1,383,787

TOTAL INDUSTRIALS		16,005,687

INFORMATION TECHNOLOGY - 2.7%
Electronic Equipment & Components - 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 6.02% 6/15/26 (a)	1,375,000	1,669,153
IT Services - 0.2%
Fiserv, Inc. 3.5% 7/1/29	271,000	310,269
The Western Union Co. 2.85% 1/10/25	59,000	63,036
		373,305
Semiconductors & Semiconductor Equipment - 1.2%
Micron Technology, Inc.:
2.497% 4/24/23	160,000	167,082
4.185% 2/15/27	350,000	404,107
4.64% 2/6/24	942,000	1,049,227
NVIDIA Corp. 3.7% 4/1/60	500,000	643,201
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25 (a)	375,000	402,814
		2,666,431
Software - 0.2%
Oracle Corp. 4% 11/15/47	375,000	458,278
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc. 3.85% 8/4/46	800,000	1,030,578

TOTAL INFORMATION TECHNOLOGY		6,197,745

MATERIALS - 1.7%
Chemicals - 1.7%
LYB International Finance II BV 3.5% 3/2/27	550,000	614,402
LYB International Finance III LLC:
2.25% 10/1/30	321,000	327,672
2.875% 5/1/25	650,000	700,516
Sherwin-Williams Co. 4.5% 6/1/47	375,000	498,338
The Dow Chemical Co.:
3.625% 5/15/26	625,000	701,933
4.55% 11/30/25	18,000	21,034
Westlake Chemical Corp. 3.375% 6/15/30	900,000	984,693
		3,848,588
Containers & Packaging - 0.0%
Avery Dennison Corp. 4.875% 12/6/28	50,000	61,867

TOTAL MATERIALS		3,910,455

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Alexandria Real Estate Equities, Inc. 1.875% 2/1/33	950,000	936,514
American Campus Communities Operating Partnership LP 3.875% 1/30/31	339,000	376,507
American Tower Corp.:
2.1% 6/15/30	350,000	359,860
2.4% 3/15/25	800,000	850,254
Camden Property Trust 2.8% 5/15/30	58,000	63,785
Corporate Office Properties LP 2.25% 3/15/26	52,000	53,153
Crown Castle International Corp. 3.25% 1/15/51	450,000	472,547
Federal Realty Investment Trust 3.95% 1/15/24	700,000	760,613
Hudson Pacific Properties LP 3.95% 11/1/27	700,000	761,490
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31 (d)	725,000	736,825
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	102,000	102,658
4.5% 1/15/25	600,000	650,012
Realty Income Corp. 3.25% 1/15/31	30,000	33,951
Retail Properties America, Inc.:
4% 3/15/25	14,000	14,061
4.75% 9/15/30	277,000	279,515
Simon Property Group LP 2.45% 9/13/29	750,000	766,820
UDR, Inc. 2.1% 8/1/32	439,000	442,426
Ventas Realty LP 4.4% 1/15/29	650,000	756,071
VEREIT Operating Partnership LP:
2.2% 6/15/28	24,000	24,142
2.85% 12/15/32	30,000	30,723
Welltower, Inc.:
3.625% 3/15/24	10,000	10,879
4.125% 3/15/29	675,000	776,099
WP Carey, Inc.:
2.4% 2/1/31	348,000	355,112
4.25% 10/1/26	450,000	513,103
4.6% 4/1/24	375,000	415,607
		10,542,727
Real Estate Management & Development - 0.3%
Mid-America Apartments LP 3.95% 3/15/29	100,000	116,959
Tanger Properties LP 3.125% 9/1/26	497,000	496,100
		613,059

TOTAL REAL ESTATE		11,155,786

UTILITIES - 7.0%
Electric Utilities - 3.3%
Cincinnati Gas & Electric Co. 2.125% 6/1/30	770,000	810,477
Cleco Corporate Holdings LLC 3.743% 5/1/26	990,000	1,063,937
Duke Energy Corp. 2.45% 6/1/30	70,000	74,494
Duquesne Light Holdings, Inc. 3.616% 8/1/27 (a)	560,000	610,333
Edison International 3.55% 11/15/24	670,000	711,643
Entergy Corp. 2.8% 6/15/30	72,000	78,269
Exelon Corp. 5.1% 6/15/45	370,000	504,471
FirstEnergy Corp.:
2.25% 9/1/30	534,000	509,464
2.65% 3/1/30	780,000	769,224
Nevada Power Co. 3.7% 5/1/29	75,000	88,091
NextEra Energy Capital Holdings, Inc.:
2.75% 11/1/29	1,100,000	1,197,442
3.25% 4/1/26	370,000	413,745
Xcel Energy, Inc. 3.5% 12/1/49	618,000	727,257
		7,558,847
Gas Utilities - 0.8%
Dominion Gas Holdings LLC 3% 11/15/29	582,000	641,915
ONE Gas, Inc. 2% 5/15/30	278,000	292,035
Southern Co. Gas Capital Corp. 4.4% 5/30/47	625,000	777,593
		1,711,543
Independent Power and Renewable Electricity Producers - 1.3%
Emera U.S. Finance LP:
3.55% 6/15/26	800,000	893,679
4.75% 6/15/46	275,000	345,653
The AES Corp.:
1.375% 1/15/26 (a)(d)	290,000	292,430
2.45% 1/15/31 (a)(d)	620,000	629,324
3.3% 7/15/25 (a)	216,000	235,604
3.95% 7/15/30 (a)	389,000	441,079
		2,837,769
Multi-Utilities - 1.6%
Dominion Energy, Inc.:
3.071% 8/15/24 (b)	400,000	432,741
4.25% 6/1/28	775,000	921,445
NiSource, Inc.:
0.95% 8/15/25	163,000	162,917
3.49% 5/15/27	100,000	112,437
4.375% 5/15/47	300,000	384,943
Puget Energy, Inc. 4.1% 6/15/30 (a)	885,000	1,001,679
Sempra Energy 3.8% 2/1/38	600,000	698,076
		3,714,238

TOTAL UTILITIES		15,822,397

TOTAL NONCONVERTIBLE BONDS
(Cost $185,433,766)		201,345,672

U.S. Treasury Obligations - 4.0%
U.S. Treasury Bonds 2% 2/15/50
(Cost $9,310,291)	8,353,000	9,204,283

Municipal Securities - 0.0%
California Gen. Oblig. Series 2009, 7.55% 4/1/39
(Cost $109,353)	75,000	130,928

Foreign Government and Government Agency Obligations - 0.3%
Kingdom of Saudi Arabia 2.9% 10/22/25 (a)	$200,000	$215,000
State of Qatar 3.375% 3/14/24 (a)	200,000	215,938
United Mexican States 3.25% 4/16/30	200,000	212,700
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $598,521)		643,638

Bank Notes - 0.5%
BBVA U.S.A. 2.875% 6/29/22	250,000	259,164
RBS Citizens NA 3.7% 3/29/23	800,000	857,032
TOTAL BANK NOTES
(Cost $1,065,253)		1,116,196

Preferred Securities - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Enbridge, Inc. 5.75% 7/15/80 (Cost $755,000)(b)	$753,000	$819,878
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.09% (e)
(Cost $7,009,278)	7,007,886	7,009,288
TOTAL INVESTMENT IN SECURITIES - 96.7%
(Cost $204,281,462)		220,269,883
NET OTHER ASSETS (LIABILITIES) - 3.3%		7,429,649
NET ASSETS - 100%		$227,699,532

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,402,638 or 16.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,286
Total	$2,286

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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